Accrued expenses	6 Months Ended
Jun. 30, 2022
Accrued expenses
Accrued expenses

18) Accrued expenses

The following table presents accrued expenses as of June 30, 2022 and December 31, 2021:

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2022	2021
Operating expenses	$6,865	$4,290
Interest expenses	1,988	1,719
Other expenses	229	420
Total accrued expenses	$9,082	$6,429